JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	1,128	113,102
Northrop Grumman Corp.	73	38,389
Textron, Inc.	705	62,481
TransDigm Group, Inc.	70	99,120
		313,092
Air Freight & Logistics — 0.9%
FedEx Corp.	233	63,858
United Parcel Service, Inc., Class B	836	113,917
		177,775
Automobile Components — 0.1%
Aptiv plc *	368	26,523
Automobiles — 1.3%
Tesla, Inc. * (a)	991	259,243
Banks — 3.5%
Bank of America Corp. (a)	5,844	231,904
Citigroup, Inc.	885	55,389
Fifth Third Bancorp	2,087	89,425
Truist Financial Corp.	2,493	106,612
US Bancorp	1,531	70,018
Wells Fargo & Co.	2,917	164,787
		718,135
Beverages — 1.8%
Coca-Cola Co. (The) (a)	2,243	161,215
Monster Beverage Corp. *	1,271	66,322
PepsiCo, Inc.	896	152,322
		379,859
Biotechnology — 2.7%
AbbVie, Inc. (a)	1,351	266,763
Biogen, Inc. * (a)	149	28,909
BioMarin Pharmaceutical, Inc. *	97	6,774
Neurocrine Biosciences, Inc. *	127	14,633
Regeneron Pharmaceuticals, Inc. *	110	116,009
Sarepta Therapeutics, Inc. *	62	7,710
Vertex Pharmaceuticals, Inc. *	255	118,752
		559,550
Broadline Retail — 4.0%
Amazon.com, Inc. * (a)	4,389	817,739
Building Products — 1.7%
Carrier Global Corp.	1,263	101,683
Masco Corp.	601	50,410
Trane Technologies plc	484	188,195
		340,288

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.0%
Ameriprise Financial, Inc.	87	40,937
Charles Schwab Corp. (The)	1,088	70,530
CME Group, Inc.	549	121,036
Goldman Sachs Group, Inc. (The)	232	114,833
KKR & Co., Inc.	278	36,350
Morgan Stanley	276	28,789
		412,475
Chemicals — 1.8%
Dow, Inc.	1,603	87,591
Eastman Chemical Co.	53	5,929
Linde plc	375	178,880
LyondellBasell Industries NV, Class A	500	47,923
PPG Industries, Inc.	336	44,499
		364,822
Communications Equipment — 0.2%
Motorola Solutions, Inc.	70	31,466
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	46	24,957
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	141	125,400
Target Corp.	194	30,191
		155,591
Distributors — 0.0% ^
LKQ Corp.	188	7,500
Electric Utilities — 2.2%
NextEra Energy, Inc.	1,856	156,871
NRG Energy, Inc.	96	8,736
PG&E Corp.	5,248	103,747
Southern Co. (The)	2,001	180,510
		449,864
Electrical Equipment — 0.4%
AMETEK, Inc.	72	12,304
Eaton Corp. plc	217	72,101
		84,405
Energy Equipment & Services — 0.1%
Baker Hughes Co.	851	30,748
Entertainment — 0.2%
Netflix, Inc. *	26	17,957
Warner Music Group Corp., Class A	717	22,449
		40,406
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B * (a)	643	295,961
Block, Inc. *	230	15,420

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	250	78,180
Fidelity National Information Services, Inc.	1,241	103,923
Mastercard, Inc., Class A (a)	683	337,389
Visa, Inc., Class A (a)	929	255,602
		1,086,475
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	2,259	166,417
Ground Transportation — 1.2%
CSX Corp.	2,397	82,776
Uber Technologies, Inc. *	1,713	128,714
Union Pacific Corp.	150	36,968
		248,458
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	265	30,242
Baxter International, Inc.	368	13,965
Boston Scientific Corp. *	1,265	105,977
Dexcom, Inc. *	79	5,322
Medtronic plc (a)	1,094	98,523
Stryker Corp.	412	148,816
		402,845
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	162	84,418
HCA Healthcare, Inc.	67	27,207
Humana, Inc.	120	38,141
McKesson Corp.	55	26,927
UnitedHealth Group, Inc. (a)	562	328,324
		505,017
Health Care REITs — 0.7%
Ventas, Inc.	1,273	81,617
Welltower, Inc.	412	52,742
		134,359
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	31	132,256
Chipotle Mexican Grill, Inc. *	1,762	101,532
DoorDash, Inc., Class A *	100	14,241
Expedia Group, Inc. *	354	52,327
Hilton Worldwide Holdings, Inc.	284	65,378
McDonald's Corp.	337	102,739
Royal Caribbean Cruises Ltd.	439	77,872
Yum! Brands, Inc.	743	103,820
		650,165

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 0.2%
Lennar Corp., Class A	168	31,449
Toll Brothers, Inc.	85	13,186
		44,635
Household Products — 0.5%
Church & Dwight Co., Inc.	403	42,174
Procter & Gamble Co. (The) (a)	372	64,426
		106,600
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	142	16,830
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	929	192,084
Industrial REITs — 0.5%
Prologis, Inc.	895	113,059
Insurance — 2.1%
Aon plc, Class A	215	74,213
MetLife, Inc.	745	61,484
Principal Financial Group, Inc.	480	41,211
Progressive Corp. (The)	601	152,567
Travelers Cos., Inc. (The)	401	93,985
		423,460
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A (a)	2,456	407,326
Alphabet, Inc., Class C	1,855	310,063
Meta Platforms, Inc., Class A (a)	1,038	594,412
		1,311,801
IT Services — 1.1%
Accenture plc, Class A (Ireland)	298	105,505
Cognizant Technology Solutions Corp., Class A	1,206	93,041
TE Connectivity plc (Ireland)	129	19,404
		217,950
Life Sciences Tools & Services — 1.5%
Danaher Corp.	426	118,244
Thermo Fisher Scientific, Inc.	321	198,733
		316,977
Machinery — 1.6%
Deere & Co.	359	149,697
Ingersoll Rand, Inc.	354	34,708
Otis Worldwide Corp.	1,033	107,374
PACCAR, Inc.	287	28,353
		320,132
Media — 1.0%
Charter Communications, Inc., Class A *	129	41,778

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	3,565	148,910
Sirius XM Holdings, Inc.	524	12,399
		203,087
Metals & Mining — 0.1%
Nucor Corp.	151	22,720
Multi-Utilities — 0.2%
CMS Energy Corp.	679	47,968
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp. (a)	213	31,330
ConocoPhillips	1,340	141,039
Diamondback Energy, Inc.	393	67,767
EOG Resources, Inc.	839	103,102
EQT Corp.	269	9,871
Exxon Mobil Corp. (a)	2,454	287,713
		640,822
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	760	38,586
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	165	16,475
Kenvue, Inc.	2,077	48,038
		64,513
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. (a)	2,318	119,949
Eli Lilly & Co. (a)	297	263,374
Johnson & Johnson	720	116,708
Merck & Co., Inc.	658	74,683
		574,714
Professional Services — 0.4%
Leidos Holdings, Inc.	474	77,280
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	623	44,432
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc. *	701	115,092
Analog Devices, Inc.	697	160,413
Broadcom, Inc.	1,234	212,838
Lam Research Corp.	102	83,287
Marvell Technology, Inc.	141	10,166
Micron Technology, Inc.	1,183	122,676
NVIDIA Corp. (a)	11,105	1,348,623
NXP Semiconductors NV (China)	660	158,333
Texas Instruments, Inc. (a)	887	183,259
		2,394,687

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 10.1%
Adobe, Inc. * (a)	63	32,720
Cadence Design Systems, Inc. *	114	30,866
Fair Isaac Corp. *	10	20,444
Intuit, Inc.	210	130,361
Microsoft Corp. (a)	3,457	1,487,488
Salesforce, Inc.	643	175,881
ServiceNow, Inc. *	219	196,029
		2,073,789
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	458	74,190
Equinix, Inc.	12	10,298
SBA Communications Corp.	290	69,778
		154,266
Specialty Retail — 2.7%
AutoZone, Inc. *	47	148,175
Best Buy Co., Inc. (a)	449	46,356
Burlington Stores, Inc. *	186	48,967
Lowe's Cos., Inc.	808	218,756
O'Reilly Automotive, Inc. *	21	24,439
Ross Stores, Inc.	513	77,238
		563,931
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	6,300	1,467,874
Hewlett Packard Enterprise Co.	1,944	39,774
Seagate Technology Holdings plc	930	101,872
Western Digital Corp. *	599	40,890
		1,650,410
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	90	24,534
Tobacco — 0.4%
Altria Group, Inc.	567	28,956
Philip Morris International, Inc.	513	62,232
		91,188
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	45	36,406
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	344	71,004
Total Common Stocks (Cost $11,199,761)		20,226,039

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
12/31/2024 at USD 5,450.00, European Style
Notional Amount: USD 20,581,850
Counterparty: Exchange-Traded * (Cost $264,413)	35,717	257,520
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.78% (b) (c) (Cost $346,251)	346,251	346,251
Total Investments — 101.3% (Cost $11,810,425)		20,829,810
Liabilities in Excess of Other Assets — (1.3)%		(277,194)
NET ASSETS — 100.0%		20,552,616

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,146	12/20/2024	USD	333,228	5,181

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,717	USD 20,581,850	USD 6,055.00	12/31/2024	(197,336)
Written Put Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,717	USD 20,581,850	USD 4,600.00	12/31/2024	(59,647)
Total Written Options Contracts (Premiums Received $248,197)						(256,983)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,829,810	$—	$—	$20,829,810
Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,181	$—	$—	$5,181
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(197,336)	—	—	(197,336)

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(59,647)	$—	$—	$(59,647)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(251,802)	$—	$—	$(251,802)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.78% (a) (b)	$518,872	$877,602	$1,050,223	$—	$—	$346,251	346,251	$3,489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.